Loss Per Share - Summary of Weighted Average Number of Shares (Detail) - shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Weighted average ordinary shares used in calculating basic and diluted earnings per share [abstract]
Weighted average number of ordinary shares used as the denominator in calculating basic loss per share		162,644,729	154,563,175		92,275,632
Number of Series B preference shares	[1],[2]	0	0		0
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted loss per share		162,644,729	154,563,175	[1]	92,275,632	[1]

[1]	Potential ordinary shares outstanding consist of restricted stock units, stock options, warrants, convertible notes and convertible preference shares and are excluded if their effect is anti-dilutive.
[2]	Preference shares were converted on 3 August 2021 and the effect of potential conversion was excluded (for periods prior to the actual conversion) as it was anti-dilutive.